CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 433	$ 308	$ 1,850
Adjustments for the following non-cash items:
Depreciation	1,262	1,342	1,179
Unrealized financial instrument (gain) loss	(265)	(159)	187
Share of loss (earnings) from equity-accounted investments	24	8	(6)
Deferred income tax expense (recovery)	67	(40)	(15)
Other non-cash items	(150)	(361)	6
Remeasurement of interests held in BRHC by the partnership	(58)	0	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares	61	0	0
Remeasurement of exchangeable and class B shares of BRHC	(574)	106	(1,800)
Dividends received from equity-accounted investments	74	14	4
Cash flows from (used in) operations before changes in related parties and working capital balances	752	1,218	1,405
Changes in due to or from related parties	61	(20)	(18)
Net change in working capital balances	(264)	405	(103)
Cash flows from (used in) operating activities	549	1,603	1,284
Financing activities
Proceeds from non-recourse borrowings	3,908	2,601	3,460
Repayment of non-recourse borrowings	(3,105)	(2,032)	(2,571)
Capital contributions from non-controlling interests	268	189	369
Capital repaid to non-controlling interests	(133)	(169)	(54)
Exchangeable share issuance	0	251	0
Distributions paid:
To participating non-controlling interests	(410)	(669)	(1,286)
To the partnership by BRHC	0	0	(78)
Related party borrowings, net	(336)	(807)	(242)
Net cash flows from (used in) financing activities	192	(636)	(402)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	0	(180)	0
Acquisitions of equity-accounted investments	(110)	(22)	(48)
Investment in property, plant and equipment	(949)	(1,028)	(847)
Proceeds from disposal of assets	810	109	92
Purchase of financial assets	(575)	0	0
Proceeds from financial assets	172	134	0
Restricted cash and other	(13)	(31)	65
Cash flows from (used in) investing activities	(665)	(1,018)	(738)
Foreign exchange gain (loss) on cash	(77)	36	(19)
Increase (decrease)	(1)	(15)	125
Net change in cash classified within assets held for sale	(2)	0	(8)
Balance, beginning of year	627	642	525
Balance, end of year	624	627	642
Supplemental cash flow information:
Interest paid	1,689	1,177	999
Interest received	90	101	32
Income taxes paid	$ 73	$ 167	$ 90